COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities	Operating Leases
February 28, 2026	$225,348
February 28, 2027	223,866
February 29, 2028	207,558
February 28, 2029	207,558
February 28, 2030	207,558
February 28, 2031 and after	242,151
Total lease payments	1,314,039
Less: Interest	(306,177)
Present value of lease liabilities	$1,007,862